Segment reporting - Revenue from major customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Disclosure of major customers [line items]
Percentage of revenues from customers	10.00%
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	4,597,824	3,793,883	3,231,060
MR | Other related parties | Scorpio MR Pool Limited
Disclosure of major customers [line items]
Pool revenue	$ 323,088	$ 497,003	$ 605,442
LR2 | Other related parties | Scorpio LR2 Pool Limited
Disclosure of major customers [line items]
Pool revenue	302,048	416,014	405,244
Handymax | Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of major customers [line items]
Pool revenue	108,999	118,432	135,481
MR, LR2 and Handymax
Disclosure of major customers [line items]
Pool revenue	734,135	1,031,449	1,146,167
Scorpio MR Pool Limited | MR | Other related parties | Scorpio MR Pool Limited
Disclosure of major customers [line items]
Pool revenue	323,088	497,003	605,442
Scorpio LR2 Pool Limited | LR2 | Other related parties | Scorpio LR2 Pool Limited
Disclosure of major customers [line items]
Pool revenue	302,048	416,014	405,244
Scorpio Handymax Tanker Pool Limited | Handymax | Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure of major customers [line items]
Pool revenue	$ 108,999	$ 118,432	$ 135,481